Analysis of performance by segment - Performance measure - (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) segment	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Analysis of operating segments
Number of operating segments | segment	3
Unamortised interest-related realised gains and losses related to previously sold bonds	£ 855	£ 969	£ 567
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	4.30%	3.20%	3.50%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	17.20%	13.90%	13.00%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	6.10%	5.50%	5.70%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	6.50%	6.50%	6.40%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	8.10%	7.50%	7.70%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	8.50%	8.50%	8.40%
Operations within segments | Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Equity-type securities
Financial investments	£ 1,759	£ 1,405	£ 840
Operations within segments | Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	£ 946	£ 1,323	£ 1,004